Summary of Significant Accounting Policies - Basic and diluted net income (loss) per ordinary share (Details) - CIK_0001843477_Spring Valley Acquisition Corp. II - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares subject to possible redemption
Summary of Significant Accounting Policies
Allocation of net (loss) income	$ (688,378)	$ 4,313,847
Weighted average ordinary shares outstanding - basic (in shares)	2,213,398	13,236,821
Weighted average ordinary shares outstanding - diluted (in shares)	2,213,398	13,236,821
Net (loss) income per ordinary share - basic (in dollars per share)	$ (0.31)	$ 0.33
Net (loss) income per ordinary share - diluted (in dollars per share)	$ (0.31)	$ 0.33
Class A ordinary shares subject not to possible redemption
Summary of Significant Accounting Policies
Allocation of net (loss) income	$ (2,384,372)	$ 2,327,882
Weighted average ordinary shares outstanding - basic (in shares)	7,666,666	7,142,987
Weighted average ordinary shares outstanding - diluted (in shares)	7,666,666	7,142,987
Net (loss) income per ordinary share - basic (in dollars per share)	$ (0.31)	$ 0.33
Net (loss) income per ordinary share - diluted (in dollars per share)	$ (0.31)	$ 0.33
Class B Ordinary Shares
Summary of Significant Accounting Policies
Allocation of net (loss) income		$ 170,666
Weighted average ordinary shares outstanding - basic (in shares)	1	523,680
Weighted average ordinary shares outstanding - diluted (in shares)	1	523,680
Net (loss) income per ordinary share - basic (in dollars per share)	$ (0.31)	$ 0.33
Net (loss) income per ordinary share - diluted (in dollars per share)	$ (0.31)	$ 0.33